Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations

2. Business Combinations

Business combinations generally take place to either gain key technology or strengthen Autoliv’s position in a certain geographical area or with a certain customer.

Autoliv-Nissin Brake Systems

On March 31, 2016, the Company acquired a 51% interest in the entities that formed Autoliv-Nissin Brake Systems (ANBS) for approximately $263 million in cash. ANBS designs, manufactures and sells products in the brake control and actuation systems business. Nissin Kogyo retained a 49% interest in the entities that formed ANBS. The Company has management and operational control of ANBS and has consolidated the results of operation and balance sheet from ANBS from the date of the acquisition forward. The transaction was accounted for as a business combination.

The acquisition combines Nissin Kogyo’s world leading expertise and technology in brake control and actuation systems with Autoliv’s global reach and customer base to create a global competitive offering in the growing global brake control systems market. ANBS will also further strengthen the Company’s role as a leading system supplier of products and systems for autonomous driving vehicles. ANBS is included in the Electronics segment. From the date of the acquisition through December 31, 2016, the ANBS business reported net sales of $391 million and a net loss attributable to controlling interest of $7.3 million. The net loss attributable to the non-controlling interest was $7.0 million. The operating loss from the date of the acquisition through December 31, 2016 included $0.9 million of purchase accounting inventory fair value step-up adjustments in cost of sales upon the sale of acquired inventory. The total purchase accounting inventory fair value step-up adjustments included in the balance sheet at the acquisition date were $0.9 million.

Total ANBS acquisition related costs were approximately $3.5 million for the year ended December 31, 2015 and approximately $2.0 million for the year ended December 31, 2016. These costs were reflected in Selling, general and administrative expenses in the Consolidated Statements of Net Income.

The proforma effects of this acquisition would not materially impact the Company’s reported results for any period presented.

The preliminary acquisition date fair value of the consideration transferred for the Company’s 51% interest in the entities that formed ANBS was $262.5 million in a cash transaction.

The following table summarizes the preliminary fair values, including measurement period adjustments, of identifiable assets acquired and liabilities assumed as of March 31, 2016 (in millions):

Fair value
Assets:
Cash and cash equivalents	$37.7
Receivables	1.5
Inventories	33.0
Other current assets	8.0
Property, plant and equipment	138.4
Other non-current assets	0.3
Intangibles	129.0
Goodwill	217.8
Total assets	$565.7

Fair value
Liabilities:
Account payable	$6.0
Other current liabilities	23.1
Pension liabilities	9.1
Other non-current liabilities	12.7
Total liabilities	$50.9
Net assets acquired	$514.8
Less: Non-controlling interest	(252.3)
Controlling interest	$262.5

Acquired Intangibles primarily consists of the fair value of customer contracts of $64.9 million and certain technology of $64.1 million. The customer contracts will be amortized straight-line over 7 years and the technology will be amortized straight-line over 10 years.

The recognized goodwill of $217.8 million reflects expected synergies from combining Autoliv’s global reach and customer base with Nissin Kogyo’s world leading expertise (including workforce) and technology in brake control and actuation systems. A significant portion of the goodwill is deductible for tax purposes.

The fair values recognized for the acquired intangibles and goodwill are preliminary pending finalization of the valuation process.

M/A-COM Automotive Solutions Business

On August 17, 2015, Autoliv completed the acquisition of the “Automotive Solutions” business of M/A-COM Technology Solutions Holdings, Inc. (MACOM) headquartered in Lowell, Massachusetts, which is a carve-out of the automotive business of MACOM, through the acquisition of all of the shares of M/A-COM Auto Solutions, Inc., a MACOM subsidiary, for approximately $99 million in cash (as adjusted), $15 million of deferred purchase price payable over two years, plus up to an additional $30 million in cash based on the achievement of revenue based earn-out targets through September 30, 2019. The transaction has been accounted for as a business combination.

The “Automotive Solutions” business of MACOM is a supplier of integrated, embedded Global Positioning System (GPS) modules to the automotive industry. The business includes technical, commercial and manufacturing support employees focused on the design, development and production of GPS modules. Other technologies and intellectual property acquired in the transaction are various Radio Frequency (RF) and antenna products (hardware and software) and Electronic Horizon, which is an advanced driver assistance system connecting navigation and GPS data to improve safety, fuel efficiency and reduce emissions. The acquisition expands the Company’s capability in the Active Safety market and provides additional building blocks to its portfolio in automated driving.

The operating results of the MACOM “Automotive Solutions” business have been included in the Consolidated Statements of Net Income since the date of the acquisition. The acquired business is being reported in the Electronics reportable segment. From the date of the acquisition through December 31, 2015, the MACOM “Automotive Solutions” business reported net sales and operating income of $30.1 million and $0.7 million, respectively. Operating income from the date of the acquisition through December 31, 2015, included $1.7 million of purchase accounting inventory fair value step-up adjustments in cost of sales upon the sale of acquired inventory. The total purchase accounting inventory fair value step-up adjustments included in the balance sheet at the acquisition date was $1.7 million.

The acquisition related costs were immaterial and were accounted for as Selling, general and administrative expenses in the Consolidated Statements of Net Income.

The pro forma effects of this acquisition would not materially impact the Company’s reported results for any period presented.

The fair value of acquired accounts receivable, net was determined to be $11.5 million as of the acquisition date. The gross contractual amounts receivable of $12.2 million included $0.7 million that was not expected to be collected.

The acquisition date fair value of the total consideration transferred is presented in the table below (in millions):

Acquisition consideration	August 17, 2015 Fair value
Cash	$98.9
Earn-out	25.0
Deferred purchase consideration	14.6
Total consideration transferred	$138.5

The fair value of the earn-out of $25 million is based on a range of estimated probability of revenue scenarios. The fair value of the earn-out and deferred purchase consideration were determined using the discounted cash flow method of the income approach. The estimated undiscounted outcomes are in the range of $18-30 million.

The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of August 17, 2015 (in millions):

Amounts recognized as of acquisition date	Fair value
Assets:
Receivables	$11.5
Inventories	6.0
Other current assets	0.1
Property, plant and equipment	0.1
Intangibles	44.2
Goodwill	84.5
Total assets	$146.4
Liabilities:
Accounts payable	$7.6
Accrued expenses	0.3
Total liabilities	$7.9
Net assets acquired	$138.5

Acquired Intangibles consisted of the fair value of a customer contract of $37.2 million and certain technology and intellectual property of $7.0 million. The remaining useful life of the customer contract at acquisition was 4 years and will be amortized on an accelerated method that corresponds with the relative value of the expected cash flows during the remaining life of the contract. The technology and intellectual property will be amortized straight-line over 7.5 years.

The recognized goodwill of $84.5 million reflects expected synergies from combining the Active Safety operations of the Company and the acquired “Automotive Solutions” business from MACOM and intangible assets that do not qualify for separate recognition. The goodwill is expected to be fully deductible for tax purposes and has been assigned to the Electronics segment.